Secured Note Liabilities (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2024 USD ($) shares	Feb. 25, 2022 USD ($)
Secured Note Liabilities (Details) [Line Items]
Institutional investors rate					100.00%
Institutional investors (in Dollars)					$ 225.0
Percentage of repaid principal	75.00%	75.00%	60.00%
Secured note bears interest	50.00%			50.00%
Gross silver royalty	75.00%	75.00%
Outstanding shares percentage	9.90%	9.90%
Fair value at initial recognition	$ 282.3			$ 225.0
Fair value, liabilities Financing (in Dollars)	19.4
Gain loss on remeasurment (in Dollars)	$ 30.7		$ 80.7
Investors right to purchase description			On May 11, 2023, the Company announced that it, through its wholly-owned subsidiary, KSM Mining ULC (“KSMCo”), had agreed to the principal terms of a royalty agreement under which Sprott Resource Streaming and Royalty Corp. (“Sprott”) would pay KSMCo US$150 million and KSMCo would grant Sprott up to 1.2% net smelter royalty (“NSR”) on the KSM project. Thereafter, the Company and Sprott agreed to restructure the proposed transaction as the sale of a secured note and, on June 28, 2023, the Company and KSMCo, signed a definitive agreement to sell a secured note (“2023 Secured Note”) that is to be exchanged at maturity for a net smelter returns royalty (the “NSR”) on its 100% owned KSM Project (“KSM”) to Sprott for US$150 million. The transaction closed on June 29, 2023. The key terms of the 2023 Secured Note include
Interest deferral (in Dollars)				$ 21.5
Unpaid interest	1.25%	1.25%
Interest deferral amount			0.625%
Interest expense (in Dollars)		$ 186.5
Estimated fair value	$ 198.8	$ 150.0
Common Shares [Member]
Secured Note Liabilities (Details) [Line Items]
Issued shares (in Shares) | shares	1,101,403		1,285,178	1,101,403
Interest deferral amount	9.90%	9.90%
Top of range [member]
Secured Note Liabilities (Details) [Line Items]
Secured note bears interest	1.00%			1.00%
Discount rates, percentage	32.00%	32.00%
Unpaid interest	1.50%	1.50%
Percentage of fair value	1.50%	1.50%	1.20%
Bottom of range [member]
Secured Note Liabilities (Details) [Line Items]
Secured note bears interest	1.20%			1.20%
Discount rates, percentage	1.50%	1.50%
Unpaid interest	1.20%	1.20%
Percentage of fair value	1.25%	1.25%	1.00%
2022 Secured Note [Member]
Secured Note Liabilities (Details) [Line Items]
Percentage of repaid principal	60.00%	60.00%
Secured note bears interest	6.50%			6.50%
KSM’s EAC [Member]
Secured Note Liabilities (Details) [Line Items]
Investors percent (in Dollars)				$ 247.5
Unpaid interest	1.20%	1.20%
NSR [Member]
Secured Note Liabilities (Details) [Line Items]
Unpaid interest	1.00%	1.00%
Royalty Increase Election [Member]
Secured Note Liabilities (Details) [Line Items]
Unpaid interest	1.20%	1.20%
Interest deferral amount	1.50%	1.50%
KSMCo [Member]
Secured Note Liabilities (Details) [Line Items]
Interest deferral amount	1.25%	1.25%
Production Delay Increase [Member]
Secured Note Liabilities (Details) [Line Items]
Interest deferral amount			0.50%
KSM [Member]
Secured Note Liabilities (Details) [Line Items]
Interest expense (in Dollars)		$ 180.0
Secured note [Member]
Secured Note Liabilities (Details) [Line Items]
Gain loss on remeasurment (in Dollars)			$ 30.8
Unpaid interest	1.00%	1.00%
Interest expense (in Dollars)		$ 155.0
Secured note [Member] | Common Shares [Member]
Secured Note Liabilities (Details) [Line Items]
Investors percent (in Dollars)				$ 232.5
Secured Note Outstanding [Member]
Secured Note Liabilities (Details) [Line Items]
Unpaid interest	1.00%	1.00%
Interest expense (in Dollars)		$ 165.0
2022 Secured Note [Member]
Secured Note Liabilities (Details) [Line Items]
Fair value, liabilities Financing (in Dollars)	$ 313.8
2023 Secured Note [Member]
Secured Note Liabilities (Details) [Line Items]
Secured note bears interest	1.00%			1.00%